                        united states
         securities and exchange commission
             washington, d.c. 20549

                          form n-csr

       certified shareholder report of registered management
                        investment companies

Investment Company Act file number  811-08897

   Sparrow Funds
(Exact name of registrant as specified in charter)

225 S. Meramec Ave.  Suite 732 Tower     St. Louis, MO   63105
 (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-727-3301

Date of fiscal year end:   8/31

Date of reporting period:  8/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

=============================================================================
                      Sparrow Growth Fund
=============================================================================


                        Annual Report

                       August 31, 2003



                       Fund Advisor:

           Sparrow Capital Management, Inc.
            225 South Meramec Avenue, Suite 732 Tower
               St. Louis, Missouri 63105


                 Toll Free: (888) 727-3301

Management's Discussion & Analysis

--------------------------------------------------------------------------------

Class A Shares*                                  Average Annual Total Returns
                                            (for periods ended August 31, 2003)
                                                                 Since Inception
                                 1 Year         3 Years          October 4, 1998
                            ----------------------------------------------------
Sparrow Growth Fund, Class A    4.88%              -15.08%                 1.93%

Sparrow Growth Fund, Class A
(Sales Load Adjusted)          -1.17%              -16.74%                 0.71%

S&P 500 Index                  12.06%              -11.42%                 1.53%

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

Class C Shares*                            Average Annual Total Returns
                                         (for periods ended August 31, 2003)

                                                              Since Inception
                                              1 Year         November 9, 2000
                                      --------------------------------------
Sparrow Growth Fund, Class C                   4.66%                -11.92%

Sparrow Growth Fund, Class C
(CDSC Adjusted)                                2.04%                -12.72%

S&P 500 Index                                 12.06%                 -9.64%

------------------------------------------------------------------------------

     *In compliance with SEC guidelines, these results include maximum sales charges and show returns for each of the required periods with capital gains and dividend distributions reinvested. Class A shares are sold with a maximum initial sales charge of 5.75%. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 2.5% if redeemed within the first two years of purchase and an annual 12b-1 fee of 1.00%. Prior to May 1, 2003, the CDSC was a maximum of 1% if redeemed within the first year of purchase.

     Markets traditionally look forward, focusing on future economic trends, signs of business growth and opportunities. Domestic and foreign markets have been trending higher, showing positive returns as global economies have been showing improvements. These signals continue to make our market outlook positive.

     Improved returns may be attributed to the favorable annual earnings comparisons that are being reported. Increased earnings comparisons show that companies have weathered the economic storms and adjusted business strategies have returned them to profitability. Manufacturing trends have turned positive while personal incomes and spending are accelerating. We believe these factors, combined with a robust housing market and interest rates at historic lows, bode well for the near and long-term future of the market.

     Our "Core Momentum Growth" strategy and discipline helps us identify opportunities that benefit from this type of economic environment. The basis of our investment philosophy is finding companies who are dominant in their industry group, have good management teams and show earnings momentum. We believe current economic and market trends favor our investment philosophy and process.

     We believe that we are uniquely positioned to provide positive results for the Fund in this favorable and improving economic climate and that our disciplined process will continue to discover positive opportunities. Frowns of the past three years of disappointing market performance should be reversed to show smiles for the future.

        Comparison of a $10,000 Investment
in the Sparrow Growth Fund, Class A and the S&P 500 Index

                  Sparrow A     S&P 500

      10/4/98      9,425.07   10,000.00
      2/28/99     12,629.59   12,421.59
      8/31/99     12,610.74   13,331.15
      2/29/00     14,618.28   13,878.71
      8/31/00     16,908.58   15,505.49
      2/28/01     12,270.00   12,741.35
      8/31/01     10,816.48   11,725.92
      2/28/02     10,750.41   11,528.80
      8/31/02      9,872.63    9,615.84
      2/28/03      8,315.29    8,915.06
      8/31/03     10,353.99   10,775.25

     This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class A and the S&P 500 Index on October 4, 1998 (inception of the Fund) and held through August 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Fund's returns reflect the deduction of the maximum initial sales load. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

           Comparison of a $10,000 Investment
in the Sparrow Growth Fund, Class C and the S&P 500 Index

                  Sparrow C     S&P 500

      11/9/00     10,000.00   10,000.00
      2/28/01      8,422.08    8,894.21
      8/31/01      7,402.60    8,185.13
      2/28/02      7,331.17    8,052.21
      8/31/02      6,688.31    6,714.02
      2/28/03      5,629.87    6,224.71
      8/31/03      7,000.00    7,523.54



     This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class C and the S&P 500 Index on November 9, 2000 (inception of the Class C shares) and held through August 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

Sparrow Growth Fund
Schedule of Investments
August 31, 2003

Common Stocks - 78.37%                                                              Shares                      Value

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 1.24%
Engineered Support Systems, Inc.                                                        1,300                   $   76,258
                                                                                                            ---------------

Aircraft Engines & Engine Parts - 2.09%
United Technologies Corp.                                                               1,600                      128,400
                                                                                                            ---------------

Biological Products (No Diagnostic Substances) - 0.99%
Amgen, Inc.  (a)                                                                          920                       60,628
                                                                                                            ---------------

Computer Communication Equipment - 5.47%
Cisco Systems, Inc. (a)                                                                17,500                      335,125
                                                                                                            ---------------

Computer Communications Equipment - 1.08%
Electronics for Imaging, Inc. (a)                                                       3,100                       66,402
                                                                                                            ---------------

Computers & Office Equipment - 0.88%
International Business Machines Corp.                                                     660                       54,127
                                                                                                            ---------------

Electromedical & Electrotherapeutic Apparatus - 1.86%
Medtronic, Inc.                                                                         2,300                      114,034
                                                                                                            ---------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.98%
General Electric Co.                                                                    4,100                      121,237
                                                                                                            ---------------

Electronic Computers - 5.69%
Dell Computer Corp. (a)                                                                10,700                      349,141
                                                                                                            ---------------

Federal & Federally - Sponsored Credit Agencies - 1.59%
Fannie Mae                                                                              1,500                       97,185
                                                                                                            ---------------

Finance Services - 1.69%
First Data Corp.                                                                        2,700                      103,680
                                                                                                            ---------------

Gas & Other Services Combined - 1.99%
Sempra Energy Corp.                                                                     4,100                      121,975
                                                                                                            ---------------

Hospital & Medical Service Plans - 3.53%
Aetna, Inc.                                                                             2,700                      153,900
Sierra Health Services, Inc. (a)                                                        3,200                       62,432
                                                                                                            ---------------
                                                                                                                   216,332
                                                                                                            ---------------

Insurance Agents Brokers & Services - 2.04%
Marsh & McLennan Companies, Inc.                                                        2,500                      125,000
                                                                                                            ---------------

Mortgage Bankers & Loan Correspondents - 1.03%
Countrywide Financial Corp                                                                930                       63,101
                                                                                                            ---------------

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 78.37% - continued                                                  Shares                      Value

Motor Vehicles & Passenger Car Bodies - 2.15%
General Motors Corp.                                                                    3,210                    $ 131,931
                                                                                                            ---------------

National Commercial Banks - 2.73%
Commerce Bancorp, Inc.                                                                  1,300                       52,650
Marshall & Ilsley Corp.                                                                 3,700                      114,700
                                                                                                            ---------------
                                                                                                                   167,350
                                                                                                            ---------------

Natural Gas Distribution - 1.05%
AGL Resources, Inc.                                                                     2,300                       64,009
                                                                                                            ---------------

Petroleum Refining - 2.07%
Marathon Oil Corp.                                                                      4,550                      126,900
                                                                                                            ---------------

Pharmaceutical Preparations - 3.98%
American Pharmaceutical Partners, Inc. (a)                                              2,790                      132,916
Wyeth                                                                                   2,600                      111,410
                                                                                                            ---------------
                                                                                                                   244,326
                                                                                                            ---------------

Radio & Tv Broadcasting & Communications Equipment - 1.12%
Applied Signal Technology, Inc.                                                         3,700                       68,894
                                                                                                            ---------------

Radiotelephone Communications - 3.88%
Boston Communications Group, Inc. (a)                                                   3,500                       47,075
NEXTEL Communications, Inc. - Class A (a)                                               9,900                      190,872
                                                                                                            ---------------
                                                                                                                   237,947
                                                                                                            ---------------

Retail - Building Materials, Hardware, Garden Supply - 1.46%
Tractor Supply Co. (a)                                                                  2,600                       89,700
                                                                                                            ---------------

Retail - Catalog & Mail - Order Houses - 1.97%
Amazon.com, Inc. (a)                                                                    2,600                      120,744
                                                                                                            ---------------

Retail - Grocery Stores - 1.17%
Albertson's, Inc.                                                                       3,400                       71,468
                                                                                                            ---------------

Retail - Home Furniture, Furnishings & Equipment Stores - 1.05%
Bed Bath & Beyond, Inc. (a)                                                             1,500                       64,545
                                                                                                            ---------------

Retail - Radio TV & Consumer Electronics Stores - 2.54%
Best Buy Co., Inc. (a)                                                                  3,000                      156,030
                                                                                                            ---------------

Rubber & Plastics Footwear - 0.87%
Reebok International Ltd.                                                               1,600                       53,520
                                                                                                            ---------------

Savings Institutions, Not Federally Chartered - 1.86%
Washington Mutual, Inc.                                                                 2,930                      114,211
                                                                                                            ---------------

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 78.37% - continued                                                  Shares                      Value

Security Brokers, Dealers & Flotation Companies - 1.69%
Lehman Brothers Holdings, Inc.                                                          1,580                    $ 103,853
                                                                                                            ---------------

Semiconductors & Related Devices - 2.80%
Intel Corp.                                                                             6,000                      171,720
                                                                                                            ---------------

Services - Engineering, Accounting, Research, Management - 1.23%
PRG Schultz International, Inc. (a)                                                    12,000                       75,600
                                                                                                            ---------------

Services - Pharmacy Services - 1.08%
Express Scripts, Inc. (a)                                                               1,020                       66,106
                                                                                                            ---------------

Services - Prepackaged Software - 3.64%
Macromedia, Inc. (a)                                                                    6,800                      162,112
Microsoft Corp.  (a)                                                                    2,300                       60,996
                                                                                                            ---------------
                                                                                                                   223,108
                                                                                                            ---------------

State Commercial Bank - 1.25%
UCBH Holdings, Inc.                                                                     2,400                       76,776
                                                                                                            ---------------

Textiles & Apparel - 2.23%
Nike, Inc. - Class B                                                                    2,400                      136,752
                                                                                                            ---------------

Title Insurance - 0.86%
The First American Financial Corp.                                                      2,190                       52,954
                                                                                                            ---------------

Wholesale - Groceries & Related Products - 2.54%
Sysco Corp.                                                                             4,950                      155,727
                                                                                                            ---------------

TOTAL COMMON STOCKS (Cost $3,815,160)                                                                            4,806,796
                                                                                                            ---------------

Money Market Securities - 7.99%
First American Government Obligations Fund - Class S, 0.33% (b)                       245,000                      245,000
First American Treasury Obligations Fund - Class S, 0.30% (b)                         245,000                      245,000
                                                                                                            ---------------

TOTAL MONEY MARKET SECURITIES (Cost $490,000)                                                                      490,000
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost $4,305,160) - 86.36%                                                                  $  5,296,796
                                                                                                            ---------------

Cash and other assets less liabilities - 13.64%                                                                    836,532
                                                                                                            ---------------

TOTAL NET ASSETS - 100.00%                                                                                    $  6,133,328
                                                                                                            ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Assets and Liabilities
August 31, 2003

Assets
Investments in securities, at value (cost $4,305,160)                                                       $ 5,296,796
Cash                                                                                                            737,203
Interest receivable                                                                                                  81
Dividends receivable                                                                                              5,868
Receivable for investments sold                                                                                  87,032
Receivable for fund shares sold                                                                                  18,852
Due from Advisor                                                                                                    741
                                                                                                       -----------------
     Total assets                                                                                             6,146,573
                                                                                                       -----------------

Liabilities
Accrued advisory fees                                                                                             8,308
Accrued 12b-1 fees                                                                                                4,937
                                                                                                       ----------------
     Total liabilities                                                                                           13,245
                                                                                                       -----------------

Net Assets                                                                                                  $ 6,133,328
                                                                                                       =================

Net Assets consist of:
Paid in capital                                                                                               7,310,033
Accumulated net realized gain (loss) on investments                                                          (2,168,341)
Net unrealized appreciation (depreciation) on investments                                                       991,636
                                                                                                       -----------------

Net Assets                                                                                                  $ 6,133,328
                                                                                                       =================

Net Assset Value
Class A:
Net asset value and redemption price per share ($5,931,413 / 540,751)                                           $ 10.97
                                                                                                       =================

Maximum offering price per Class A share ($10.97 / 94.25%)                                                      $ 11.64
                                                                                                       =================

Class C:
Net asset value and redemption price per share ($201,915 / 18,737)                                              $ 10.78
                                                                                                       =================

Minimum redemption price per Class C share ($10.78 x 97.5%) (a)                                                 $ 10.51
                                                                                                       =================

     (a) Class C shares are subject to a contingent deferred sales charge of 2.50% if you redeem the shares within two years of purchase beginning on or after May 1, 2003.

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Operations
Year ended August 31, 2003

Investment Income
Dividend income                                                                                         $ 52,211
Interest income                                                                                            1,658
                                                                                                    -------------
  Total Income                                                                                            53,869
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    83,036
12b-1 fee (Class A - $23,974; Class C - $2,827)                                                           26,801
Excise tax expense                                                                                             8
                                                                                                    -------------
  Total Expenses                                                                                         109,845
                                                                                                    -------------
Net Investment Income (Loss)                                                                             (55,976)
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                       (103,303)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              406,553
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                         303,250
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 247,274
                                                                                                    =============


See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statements of Changes In Net Assets

                                                                                 Year ended            Year ended
Increase (Decrease) in Net Assets                                               Aug. 31, 2003         Aug. 31, 2002
                                                                              ------------------    ------------------
Operations
  Net investment income (loss)                                                        $ (55,976)            $ (47,874)
  Net realized gain (loss) on investment securities                                    (103,303)           (1,010,188)
  Change in net unrealized appreciation (depreciation)                                  406,553               445,777
                                                                              ------------------    ------------------
  Net increase (decrease) in net assets resulting from operations                       247,274              (612,285)
                                                                              ------------------    ------------------
Capital Share Transactions
  Proceeds from shares sold
     Class A                                                                          1,586,292               959,977
     Class C                                                                            133,516               166,594
  Amount paid for shares repurchased
     Class A                                                                           (576,431)           (2,185,322)
     Class C                                                                           (328,784)              (41,501)
                                                                              ------------------    ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                            814,593            (1,100,252)
                                                                              ------------------    ------------------
Total Increase (Decrease) in Net Assets                                               1,061,867            (1,712,537)
                                                                              ------------------    ------------------

Net Assets
  Beginning of period                                                                 5,071,461             6,783,998
                                                                              ------------------    ------------------

  End of period                                                                     $ 6,133,328           $ 5,071,461
                                                                              ==================    ==================

Capital Share Transactions - A Shares
  Shares sold                                                                           159,238                87,140
  Shares issued in reinvestment of distributions                                              -                     -
  Shares repurchased                                                                    (64,491)             (205,485)
                                                                              ------------------    ------------------

  Net increase (decrease) from capital transactions                                      94,747              (118,345)
                                                                              ==================    ==================

Capital Share Transactions - C Shares
  Shares sold                                                                            13,479                15,467
  Shares issued in reinvestment of distributions                                              -                     -
  Shares repurchased                                                                    (34,140)               (3,805)
                                                                              ------------------    ------------------

  Net increase (decrease) from capital transactions                                     (20,661)               11,662
                                                                              ==================    ==================

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund - Class A
Financial Highlights

                                              Year ended    Year ended      Year ended     Year ended     Period ended
                                              August 31,    August 31,     August 31,      August 31,      August 31,
                                                 2003          2002           2001            2000            1999      (a)
                                             ------------- -------------  -------------- --------------- ---------------

Selected Per Share Data
Net asset value, beginning of period              $ 10.46       $ 11.46         $ 17.94         $ 13.38         $ 10.00
                                             ------------- -------------  -------------- --------------- ---------------
Income from investment operations
  Net investment income (loss)                      (0.11)        (0.09)          (0.18)          (0.30)          (0.13)
  Net realized and unrealized gain (loss)            0.62         (0.91)          (6.28)           4.86            3.51
                                             ------------- -------------  -------------- --------------- ---------------
Total from investment operations                     0.51         (1.00)          (6.46)           4.56            3.38
                                             ------------- -------------  -------------- --------------- ---------------
Less Distributions to shareholders:
  From net investment income                         0.00          0.00            0.00            0.00            0.00
  From net realized gain                             0.00          0.00           (0.02)           0.00            0.00
                                             ------------- -------------  -------------- --------------- ---------------
Total distributions                                  0.00          0.00           (0.02)           0.00            0.00
                                             ------------- -------------  -------------- --------------- ---------------

Net asset value, end of period                    $ 10.97       $ 10.46         $ 11.46         $ 17.94         $ 13.38
                                             ============= =============  ============== =============== ===============

Total Return                                         4.88%         (8.73)%        (36.03)%        34.08%          33.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                   $ 5,931       $ 4,666          $6,468          $8,646          $5,319
Ratio of expenses to average net assets             2.29%         2.21%           2.31%           2.50%           2.50% (c)
Ratio of net investment income to
   average net assets                              (1.12)%       (0.81)%         (1.31)%         (2.00)%         (1.03)%(c)
Portfolio turnover rate                           164.65%       218.18%         144.44%         117.57%         166.41%


(a) For the period October 4,1998 (Commencement of Operations) through August 31, 1999.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund - Class C
Financial Highlights

                                                                        Year ended        Year ended     Period ended
                                                                        August 31,        August 31,      August 31,
                                                                           2003              2002            2001    (a)
                                                                     ------------------  -------------  ---------------

Selected Per Share Data
Net asset value, beginning of period                                           $ 10.30        $ 11.40          $ 15.40
                                                                     ------------------  -------------  ---------------
Income from investment operations
  Net investment income (loss)                                                   (0.20)         (0.10)           (0.17)
  Net realized and unrealized gain (loss)                                         0.68          (1.00)           (3.83)
                                                                     ------------------  -------------  ---------------
Total from investment operations                                                  0.48          (1.10)           (4.00)
                                                                     ------------------  -------------  ---------------
Less Distributions to shareholders:
  From net investment income                                                      0.00           0.00             0.00
  From net realized gain                                                          0.00           0.00             0.00
                                                                      ------------------  -------------  ---------------
Total distributions                                                               0.00           0.00             0.00
                                                                     ------------------  -------------  ---------------

Net asset value, end of period                                                 $ 10.78        $ 10.30          $ 11.40
                                                                     ==================  =============  ===============

Total Return                                                                     4.66%          (9.65)%         (25.97)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                  $ 202          $ 406            $ 316
Ratio of expenses to average net assets                                          2.72%          2.75%            2.72% (c)
Ratio of net investment income to
   average net assets                                                            (2.11)%        (0.98)%          (1.66)%(c)
Portfolio turnover rate                                                        164.65%        218.18%          144.44%

(a) For the period November 9, 2000 (Commencement of Operations) through August 31, 2001.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                          Sparrow Growth Fund
                     Notes to Financial Statements
                           August 31, 2003

NOTE 1.  ORGANIZATION

     The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price. Lacking a closing price, a security is valued at the mean of the last bid and asked price except when, in the opinion of the Fund's Advisor, the last bid and asked price do not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales, which are not recognized for tax purposes until the corresponding shares are sold.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Income dividends and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

     Securities Transactions and Investment Income - Security transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within eighteen months of purchase. With respect to Class C Shares, there is no initial sales charge, however, Class C Shares are subject to a CDSC of 2.50%

                  Sparrow Growth Fund
             Notes to Financial Statements
              August 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     based on the lower of the shares' cost or current NAV, if the shares are redeemed within two years of purchase. Prior to May 1, 2003 the CDSC was 1.00%. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Sparrow Capital Management, Inc. to manage the Fund's investments. The Advisor is an independent investment counselor and registered investment advisor which, together with its affiliated minority-owned investment management firm, Buford, Dickson, Harper & Sparrow, Inc., has over $115 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Principal Strategies" in the Fund's Prospectus). The investment decisions of the Fund are made by the Advisor's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio. Officers of the Advisor are also trustees of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A shares and 1.75% of the average daily net assets of Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the year ended August 31, 2003 the Advisor received a fee of $83,036 from the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

     Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including 0.25% shareholder services fee only for Class C. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem

               Sparrow Growth Fund
           Notes to Financial Statements
            August 31, 2003 - continued

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the fiscal year ended August 31, 2003, Class A incurred 12b-1 expenses of $23,974 and Class C incurred 12b-1 expenses of $2,827.

NOTE 4.  INVESTMENT TRANSACTIONS

     For the year ended August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $7,414,865 and $7,875,163, respectively. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $1,028,190 and the gross unrealized depreciation for all securities totaled $82,418 for a net unrealized appreciation of $945,772. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $4,351,024. The difference between book cost and tax cost consists of wash sales in the amount of $6,562 and post-October losses in the amount of $39,302.

NOTE 5. ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2003, no person beneficially owned 25% or more of Class A or Class C shares of the Fund.

     The Advisor, the Distributor and Sun Security Bank (the "Bank") have entered into an agreement whereby advance commissions received by the Distributor are paid to the Bank on behalf of the Advisor. For the year ended August 31, 2003 the Distributor paid advance commissions of $1,031 to the Bank. The Advisor has reimbursed the Distributor for this amount.

NOTE 7 - CAPITAL LOSS CARRYFORWARDS

     At August 31, 2003, the Fund has capital loss carryforwards of $2,112,330:
$75,069 expires in 2007, $512,591 expires in 2008, $450,421 expires in 2009,
$441,171 expires in 2010 and $633,078 expires in 2011. The Fund also has elected to defer post-October losses totaling $39,302.

     Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     There were no capital gain or income distributions for the years ended 2002 and 2003.

                  Sparrow Growth Fund
           Notes to Financial Statements
            August 31, 2003 - continued


NOTE 8. DISTRIBUTION TO SHAREHOLDERS - continued

     As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $          -
Undistributed long-term capital gain/(accumulated losses)        (2,122,477)
Unrealized appreciation/(depreciation)                              945,772
                                                             ---------------
                                                               $ (1,176,705)
                                                             ===============

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

     TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of
                                                                                                 Portfolios in
                                                                                                  Fund            Other
                                Position(s)     Term of Office                                    Complex         Directorships
                                Held with       and Length of   Principal Occupation(s) During    Overseen by     Held by
Name, Address, and Age          Fund            Time Served             Past 5 Years              Director        Director
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Gerald R. Sparrow          Trustee,        Indefinite   Director, President, Secretary and     1            None
 225 S. Meramec Avenue, #732    President,         Term;        Treasurer of Sparrow Capital
     St. Louis, MO 63105        Secretary,      served 4 yrs.      Management Incorporated;
                                   and                          President of Buford Dickson
     Year of Birth: 1959        Treasurer                        Harper Sparrow, an advisory
                                                                company; General partner of
                                                                    Sparrow Fund L.P., an
                                                                       advisory company.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of
                                                                                                 Portfolios in
                                                                                                  Fund            Other
                                Position(s)     Term of Office                                    Complex         Directorships
                                Held with       and Length of   Principal Occupation(s) During    Overseen by     Held by
Name, Address, and Age          Fund            Time Served             Past 5 Years              Director        Director
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
        Richard Priest           Trustee      Indefinite               Retired                    1          Southside
       132 N. Newstead                          Term;                                                       Day Nursery
     St. Louis, MO 63108                      Since 2003

        Year of Birth:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Donald D. Woodruff         Trustee      Indefinite    President of Robinson, Inc. a         1            None
      2526 Woodson Road                         Term;       retail (sales of hearing aids)
     St. Louis, MO 63114                    served 4 yrs.       company from June 1992
                                                                   through present.
     Year of Birth: 1956
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

            PROXY VOTING (Unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (888) 727-3301; (2) on the Fund's website at www.sparrowfunds.com; and (3) on the SEC's website at www.sec.gov.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and
Board of Trustees
Sparrow Growth Fund:

     We have audited the accompanying statement of assets and liabilities of Sparrow Growth Fund, including the schedule of portfolio investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years and the period from October 4, 1998 (commencement of operations) through August 31, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of August 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sparrow Growth Fund as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years and the period from October 4, 1998 (commencement of operations) through August 31, 1999 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/     McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 23, 2003

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

     (c) Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

     (d) Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

     (a) The Board of Trustees of Sparrow Funds has determined that Mr. Richard Priest, an independent Trustee and member of the Audit Committee of the Board, shall serve as the Audit Committee Financial Expert

He acquired his attributes through:

     (1) Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     (2) Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

                     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Sparrow Funds

By
    /s/ Gerald Sparrow
 Gerald Sparrow, President

Date     11/3/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Gerald Sparrow
 /s/ Gerald Sparrow
         Gerald Sparrow, President

Date     11/3/03

By
  /s/  Gerald Sparrow
  Gerald Sparrow, Treasurer

Date    11/3/03